Quarterly portfolio holdings
John Hancock
High Yield Fund
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 93.9%					$1,411,736,156
(Cost $1,422,162,523)
Communication services 15.5%					232,890,016
Diversified telecommunication services 3.0%
APLD ComputeCo LLC (A)	9.250	12-15-30		2,368,000	2,485,434
Black Pearl Compute LLC (A)	6.125	02-15-31		1,426,000	1,459,442
Cipher Compute LLC (A)(B)	7.125	11-15-30		1,010,000	1,052,767
Connect Finco Sarl (A)	9.000	09-15-29		1,810,000	1,920,723
Connect Holding II LLC (A)	10.500	04-03-31		706,000	682,728
FiberCop SpA (A)	6.375	11-15-33		484,000	491,095
FiberCop SpA (A)	7.200	07-18-36		484,000	490,715
GCI LLC (A)	4.750	10-15-28		7,883,000	7,745,561
Iliad Holding SAS (A)	7.000	04-15-32		3,146,000	3,229,564
Level 3 Financing, Inc. (A)	3.750	07-15-29		466,000	431,954
Level 3 Financing, Inc. (A)	6.875	06-30-33		8,259,000	8,553,640
Level 3 Financing, Inc. (A)	7.000	03-31-34		5,480,000	5,696,704
Level 3 Financing, Inc. (A)	8.500	01-15-36		1,233,000	1,283,799
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31		4,347,000	4,366,474
Uniti Services LLC (A)	7.500	10-15-33		2,259,000	2,350,336
Windstream Services LLC (A)	8.250	10-01-31		2,822,000	2,971,100
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)	9.000	09-09-30		634,000	573,770
Entertainment 2.2%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29		1,520,000	1,102,221
Cinemark USA, Inc. (A)	7.000	08-01-32		1,004,000	1,045,689
Discovery Global Holdings, Inc.	4.279	03-15-32		12,546,000	11,526,638
Live Nation Entertainment, Inc. (A)	4.750	10-15-27		3,169,000	3,166,971
Playtika Holding Corp. (A)	4.250	03-15-29		6,258,000	4,883,969
Roblox Corp. (A)	3.875	05-01-30		4,053,000	3,870,277
Univision Communications, Inc. (A)	8.500	07-31-31		5,647,000	5,779,174
Univision Communications, Inc. (A)	9.375	08-01-32		1,485,000	1,571,377
Interactive media and services 1.4%
ANGI Group LLC (A)(B)	3.875	08-15-28		2,922,000	2,622,523
Arches Buyer, Inc. (A)	6.125	12-01-28		345,000	325,599
Cars.com, Inc. (A)(B)	6.375	11-01-28		1,144,000	1,120,036
Match Group Holdings II LLC (A)	5.625	02-15-29		5,239,000	5,230,021
Match Group Holdings II LLC (A)	6.125	09-15-33		4,077,000	4,065,834
Snap, Inc. (A)	6.875	03-01-33		3,919,000	3,903,401
ZipRecruiter, Inc. (A)	5.000	01-15-30		5,190,000	3,304,235
Media 8.3%
Altice Financing SA (A)	5.750	08-15-29		3,522,000	2,439,662
Altice Financing SA (A)	9.625	07-15-27		5,173,000	3,867,855
Altice France Lux 3 (A)(B)	10.000	01-15-33		710,000	667,196
Altice France Lux 3, Zero Coupon (A)(C)	0.000		EUR	2,968	465
Altice France SA (A)	6.875	07-15-32		2,853,661	2,739,522
Altice France SA (A)	9.500	11-01-29		2,866,618	2,910,618
CCO Holdings LLC (A)	4.250	02-01-31		3,829,000	3,569,012
CCO Holdings LLC (A)	4.500	08-15-30		7,721,000	7,364,501
CCO Holdings LLC (A)	5.125	05-01-27		1,722,000	1,721,615
CCO Holdings LLC (A)	5.375	06-01-29		6,370,000	6,354,846
CCO Holdings LLC (A)	6.375	09-01-29		5,030,000	5,096,989
CCO Holdings LLC (A)	7.000	02-01-33		1,401,000	1,432,447
CCO Holdings LLC (A)(B)	7.375	03-01-31		7,731,000	7,976,637
CCO Holdings LLC (A)(B)	7.375	02-01-36		1,941,000	1,970,195
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31		1,386,000	1,465,017
Clear Channel Outdoor Holdings, Inc. (A)	7.500	06-01-29		745,000	750,304
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	711,000	$716,643
CSC Holdings LLC (A)	4.625	12-01-30	1,515,000	560,725
CSC Holdings LLC (A)	6.500	02-01-29	4,279,000	2,703,260
CSC Holdings LLC (A)	7.500	04-01-28	605,000	340,313
CSC Holdings LLC (A)	11.750	01-31-29	4,883,000	3,479,446
DIRECTV Financing LLC (A)	10.000	02-15-31	6,293,000	6,436,307
DISH DBS Corp.	5.125	06-01-29	1,828,000	1,632,465
DISH DBS Corp. (A)(B)	5.750	12-01-28	1,842,000	1,782,698
DISH Network Corp. (A)	11.750	11-15-27	5,825,000	6,030,483
Gray Media, Inc. (A)	4.750	10-15-30	708,000	574,691
Gray Media, Inc. (A)	5.375	11-15-31	704,000	554,248
Gray Media, Inc. (A)(B)	7.250	08-15-33	1,391,000	1,436,349
Gray Media, Inc. (A)	9.625	07-15-32	634,000	658,717
Gray Media, Inc. (A)(B)	10.500	07-15-29	1,260,000	1,350,809
iHeartCommunications, Inc. (A)	10.875	05-01-30	3,341,200	2,478,569
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	574,000	389,443
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	820,000	574,328
Light & Wonder International, Inc. (A)	6.250	10-01-33	4,516,000	4,535,509
McClatchy Media Company LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	2,063,909	2,321,898
McGraw-Hill Education, Inc. (A)	8.000	08-01-29	453,000	449,717
Neptune Bidco US, Inc. (A)	9.290	04-15-29	1,495,000	1,497,930
Neptune Bidco US, Inc. (A)	9.500	02-15-33	794,000	777,160
Neptune Bidco US, Inc. (A)	10.375	05-15-31	3,329,000	3,359,973
Scripps Escrow II, Inc. (A)	5.375	01-15-31	924,000	724,835
Sinclair Television Group, Inc. (A)(B)	5.500	03-01-30	382,000	338,910
Sinclair Television Group, Inc. (A)(B)	9.750	02-15-33	341,000	378,084
Sirius XM Radio LLC (A)	4.000	07-15-28	6,553,000	6,397,324
Sirius XM Radio LLC (A)	5.500	07-01-29	4,832,000	4,836,882
Stagwell Global LLC (A)	5.625	08-15-29	5,413,000	4,989,382
The EW Scripps Company (A)	9.875	08-15-30	549,000	551,274
Versant Media Group, Inc. (A)	7.250	01-30-31	662,000	677,480
Virgin Media Finance PLC (A)	5.000	07-15-30	2,741,000	2,296,512
Virgin Media O2 Vendor Financing Notes VI DAC (A)	8.500	03-15-33	1,203,000	1,104,150
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	5,891,000	5,719,158
VZ Secured Financing BV (A)	5.000	01-15-32	1,007,000	894,905
VZ Secured Financing BV (A)	7.500	01-15-33	777,000	763,424
Wireless telecommunication services 0.6%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33	3,278,000	3,391,841
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (D)	6.875	07-19-27	5,190,000	5,072,955
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33	507,000	480,567
Consumer discretionary 14.8%				223,001,522
Automobile components 1.5%
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	564,000	573,998
American Axle & Manufacturing, Inc. (A)	7.750	10-15-33	2,249,000	2,285,750
Clarios Global LP (A)	6.750	05-15-28	3,288,000	3,363,157
Clarios Global LP (A)	6.750	09-15-32	1,109,000	1,151,170
Dealer Tire LLC (A)	8.000	02-01-28	353,000	349,474
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (A)	8.000	11-15-32	626,000	667,765
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	2,169,000	2,126,131
The Goodyear Tire & Rubber Company	5.250	07-15-31	1,213,000	1,157,328
ZF North America Capital, Inc. (A)	6.750	04-23-30	2,301,000	2,324,219
ZF North America Capital, Inc. (A)	6.875	04-14-28	6,152,000	6,358,763
ZF North America Capital, Inc. (A)(B)	7.500	03-24-31	2,845,000	2,932,097
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 0.8%
Nissan Motor Acceptance Company LLC (A)	5.625	09-29-28	2,830,000	$2,848,229
Nissan Motor Acceptance Company LLC (A)	7.050	09-15-28	3,567,000	3,706,508
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	3,395,000	3,580,956
Nissan Motor Company, Ltd. (A)	7.750	07-17-32	1,641,000	1,754,827
Broadline retail 1.8%
Kohl’s Corp. (B)	5.125	05-01-31	1,867,000	1,580,060
Kohl’s Corp. (A)	10.000	06-01-30	3,719,000	4,048,585
Liberty Interactive LLC	8.250	02-01-30	8,512,000	397,205
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	1,286,000	1,291,946
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	443,194
Macy’s Retail Holdings LLC (A)(B)	7.375	08-01-33	2,976,000	3,117,751
Nordstrom, Inc. (B)	4.250	08-01-31	4,285,000	3,992,946
QVC, Inc. (A)	6.875	04-15-29	3,621,000	1,520,820
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(D)	6.250	04-22-31	1,577,000	1,507,543
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(D)	8.125	12-15-29	1,201,000	1,242,978
Rakuten Group, Inc. (A)	11.250	02-15-27	3,971,000	4,181,505
Shutterfly Finance LLC (A)	8.500	10-01-27	562,000	525,661
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,586,000	2,698,389
Diversified consumer services 0.4%
Graham Holdings Company (A)	5.625	12-01-33	1,413,000	1,412,984
Sotheby’s (A)	7.375	10-15-27	4,968,000	4,937,725
Hotels, restaurants and leisure 5.6%
Affinity Interactive (A)	6.875	12-15-27	5,292,000	3,217,766
Boyd Gaming Corp. (A)	4.750	06-15-31	3,132,000	3,063,839
Caesars Entertainment, Inc. (A)	6.500	02-15-32	13,047,000	13,258,322
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,686,000	8,905,226
Carnival Corp. (A)	5.125	05-01-29	1,219,000	1,236,494
Carnival Corp. (A)	5.875	06-15-31	4,263,000	4,454,929
Choice Hotels International, Inc.	5.850	08-01-34	5,274,000	5,470,882
Fontainebleau Las Vegas Holdings LLC (A)(E)	11.000	06-15-15	2,983,778	298
Full House Resorts, Inc. (A)(B)	8.250	02-15-28	4,181,000	3,627,018
Hilton Grand Vacations Borrower LLC (A)	4.875	07-01-31	968,000	910,835
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	6,012,000	6,133,615
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,096,000	2,060,410
Lindblad Expeditions LLC (A)	7.000	09-15-30	1,498,000	1,571,456
Marriott Ownership Resorts, Inc. (A)(B)	4.500	06-15-29	5,602,000	5,406,559
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	2,835,000	2,785,296
New Red Finance, Inc. (A)	3.875	01-15-28	4,439,000	4,382,933
Resorts World Las Vegas LLC (A)(B)	8.450	07-27-30	4,400,000	4,484,489
Sabre GLBL, Inc. (A)	10.750	11-15-29	1,592,000	1,161,238
Sabre GLBL, Inc. (A)	10.750	03-15-30	2,520,000	1,827,000
Sabre GLBL, Inc. (A)(B)	11.125	07-15-30	3,967,000	2,876,075
Scientific Games Holdings LP (A)	6.625	03-01-30	578,000	523,807
Six Flags Entertainment Corp. (A)	8.625	01-15-32	847,000	857,582
TKC Holdings, Inc. (A)	8.500	08-15-30	2,877,000	2,944,005
TKC Holdings, Inc. (A)	12.000	02-15-31	1,439,000	1,512,505
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	1,467,000	1,456,633
Household durables 1.7%
Installed Building Products, Inc. (A)	5.625	02-01-34	395,000	400,242
KB Home (B)	4.000	06-15-31	4,092,000	3,909,117
KB Home	7.250	07-15-30	3,082,000	3,154,069
Newell Brands, Inc.	6.375	09-15-27	4,562,000	4,628,380
Newell Brands, Inc. (A)	8.500	06-01-28	8,545,000	8,994,479
Taylor Morrison Communities, Inc. (A)	5.750	11-15-32	611,000	631,341
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Whirlpool Corp. (B)	6.125	06-15-30	4,269,000	$4,288,159
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)	6.375	06-01-29	378,000	279,990
Specialty retail 2.8%
Amer Sports Company (A)	6.750	02-16-31	1,877,000	1,958,454
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	5,015,000	4,877,167
Carvana Company (9.000% Cash or 13.000% PIK) (A)	9.000	06-01-30	1,021,247	1,063,179
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	1,418,398	1,555,604
Champions Financing, Inc. (A)(B)	8.750	02-15-29	439,000	416,209
Gee Automotive Holdings LLC (A)	7.250	03-01-31	574,000	583,445
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,114,000	4,037,793
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,305,000	2,362,826
Lithia Motors, Inc. (A)	3.875	06-01-29	4,917,000	4,752,911
Lithia Motors, Inc. (A)	4.375	01-15-31	1,327,000	1,276,365
Mavis Tire Express Services Topco Corp. (A)(B)	6.500	05-15-29	507,000	506,523
Petco Health & Wellness Company, Inc. (A)	8.250	02-01-31	1,133,000	1,106,527
PetSmart LLC (A)	7.500	09-15-32	3,404,000	3,444,440
PetSmart LLC (A)	10.000	09-15-33	2,006,000	2,011,721
Staples, Inc. (A)	12.750	01-15-30	563,000	395,761
The Michaels Companies, Inc. (A)	7.875	05-01-29	1,338,000	1,344,022
The Michaels Companies, Inc. (A)	8.500	03-15-33	2,318,000	2,254,730
The Michaels Companies, Inc. (A)	11.000	03-15-34	606,000	566,406
Valvoline, Inc. (A)	3.625	06-15-31	2,498,000	2,319,973
Wayfair LLC (A)	7.250	10-31-29	1,266,000	1,308,338
Wayfair LLC (A)	7.750	09-15-30	3,662,000	3,850,996
Textiles, apparel and luxury goods 0.2%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (A)	10.000	07-15-33	2,274,636	2,513,479
Consumer staples 3.4%				51,277,723
Consumer staples distribution and retail 1.5%
Albertsons Companies, Inc. (A)	5.500	03-31-31	926,000	932,232
Albertsons Companies, Inc. (A)	5.625	03-31-32	4,532,000	4,549,841
Albertsons Companies, Inc. (A)	5.750	03-31-34	2,384,000	2,372,146
Albertsons Companies, Inc. (A)	6.500	02-15-28	4,093,000	4,165,528
Performance Food Group, Inc. (A)	4.250	08-01-29	4,378,000	4,295,390
Performance Food Group, Inc. (A)	5.625	03-01-34	913,000	916,054
US Foods, Inc. (A)	4.750	02-15-29	3,449,000	3,434,490
US Foods, Inc. (A)	5.750	04-15-33	2,490,000	2,539,867
Food products 1.4%
B&G Foods, Inc. (B)	5.250	09-15-27	361,000	350,158
B&G Foods, Inc. (A)(B)	8.000	09-15-28	342,000	331,768
Fiesta Purchaser, Inc. (A)(B)	9.625	09-15-32	324,000	329,407
Froneri Lux FinCo Sarl (A)	6.000	08-01-32	8,544,000	8,591,488
Industrial F&B Investments III, Inc. (A)	7.750	02-11-33	503,000	516,246
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	4,675,000	4,531,602
Post Holdings, Inc. (A)(B)	6.375	03-01-33	3,438,000	3,499,478
Simmons Foods, Inc. (A)	4.625	03-01-29	3,012,000	2,907,908
Personal care products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	1,257,000	1,212,949
Edgewell Personal Care Company (A)	5.500	06-01-28	1,904,000	1,902,231
HLF Financing Sarl LLC (A)	12.250	04-15-29	1,629,000	1,740,077
Opal Bidco SAS (A)	6.500	03-31-32	2,096,000	2,158,863
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Energy 10.7%				$160,796,658
Energy equipment and services 1.2%
Archrock Partners LP (A)	6.250	04-01-28	1,400,000	1,401,092
Archrock Partners LP (A)	6.625	09-01-32	4,469,000	4,650,629
Bristow Group, Inc. (A)	6.750	02-01-33	456,000	462,692
Enerflex, Inc. (A)	6.875	01-15-31	321,000	332,678
Kodiak Gas Services LLC (A)	6.500	10-01-33	1,955,000	2,016,037
Nabors Industries, Inc. (A)	7.625	11-15-32	463,000	476,976
SESI LLC (A)	7.875	09-30-30	1,397,000	1,426,388
Transocean International, Ltd. (B)	7.500	04-15-31	279,000	287,387
Transocean International, Ltd. (A)	7.875	10-15-32	558,000	599,132
Transocean International, Ltd. (A)(B)	8.250	05-15-29	638,000	664,333
Transocean International, Ltd. (A)(B)	8.500	05-15-31	640,000	676,823
USA Compression Partners LP (A)	6.250	10-01-33	2,119,000	2,154,923
USA Compression Partners LP (A)	7.125	03-15-29	1,463,000	1,511,763
Valaris, Ltd. (A)	8.375	04-30-30	1,430,000	1,499,660
Oil, gas and consumable fuels 9.5%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,455,000	4,455,887
Antero Midstream Partners LP (A)	5.750	10-15-33	1,404,000	1,425,272
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,378,649
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,781,000	1,855,627
Buckeye Partners LP (A)	6.750	02-01-30	1,147,000	1,197,368
Buckeye Partners LP (A)	6.875	07-01-29	3,446,000	3,575,318
Calumet Specialty Products Partners LP (A)	9.750	02-15-31	565,000	601,911
CNX Resources Corp. (A)	5.875	03-01-34	869,000	870,589
Crescent Energy Finance LLC (A)(B)	8.375	01-15-34	6,975,000	7,209,709
Delek Logistics Partners LP (A)	7.125	06-01-28	2,651,000	2,663,990
Excelerate Energy LP (A)	8.000	05-15-30	3,685,000	3,906,214
Genesis Energy LP (F)	6.750	03-15-34	1,429,000	1,445,483
Genesis Energy LP	8.000	05-15-33	2,367,000	2,502,570
Genesis Energy LP	8.250	01-15-29	5,273,000	5,504,722
Global Partners LP (A)	7.125	07-01-33	1,483,000	1,534,404
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	994,402
Hilcorp Energy I LP (A)	5.750	02-01-29	3,038,000	3,045,370
Hilcorp Energy I LP (A)	6.000	04-15-30	2,882,000	2,838,601
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	1,242,000	1,283,582
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	964,000	1,017,324
Kinetik Holdings LP (A)	6.625	12-15-28	1,271,000	1,310,299
Long Ridge Energy LLC (A)	8.750	02-15-32	4,057,000	4,354,094
NGL Energy Operating LLC (A)	8.375	02-15-32	1,266,000	1,327,910
Northern Oil & Gas, Inc. (A)	7.875	10-15-33	849,000	867,951
Permian Resources Operating LLC (A)	7.000	01-15-32	3,827,000	4,016,616
Rockies Express Pipeline LLC (A)	6.750	03-15-33	4,233,000	4,459,144
SM Energy Company (A)(B)	7.000	08-01-32	4,250,000	4,327,856
SM Energy Company (A)	8.750	07-01-31	4,453,000	4,675,111
SM Energy Company (A)	9.625	06-15-33	2,747,000	3,037,457
Sunoco LP	4.500	04-30-30	3,099,000	3,033,074
Sunoco LP (A)	4.625	05-01-30	1,486,000	1,453,975
Sunoco LP (A)	5.625	03-15-31	1,862,000	1,878,007
Sunoco LP (A)	5.875	07-15-27	5,691,000	5,703,958
Sunoco LP (A)	5.875	03-15-34	3,258,000	3,271,012
Sunoco LP	6.000	04-15-27	3,547,000	3,548,593
TransMontaigne Partners LLC (A)	8.500	06-15-30	344,000	359,475
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	3,187,000	3,290,979
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	4,051,000	4,109,148
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(D)	9.000	09-30-29	15,321,000	13,399,380
Venture Global LNG, Inc. (A)	9.500	02-01-29	7,657,000	8,212,538
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Venture Global Plaquemines LNG LLC (A)	6.125	12-15-30	1,390,000	$1,443,943
Venture Global Plaquemines LNG LLC (A)	6.500	01-15-34	1,707,000	1,796,479
Venture Global Plaquemines LNG LLC (A)	6.500	06-15-34	1,390,000	1,459,446
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33	6,795,000	7,537,891
Vermilion Energy, Inc. (A)(B)	7.250	02-15-33	465,000	454,817
Financials 11.2%				168,001,360
Banks 0.3%
Park River Holdings, Inc. (A)(B)	8.750	12-31-30	368,000	353,312
Popular, Inc.	7.250	03-13-28	3,445,000	3,595,860
Capital markets 0.6%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	3,119,284
Focus Financial Partners LLC (A)	6.750	09-15-31	2,917,000	2,901,652
Hightower Holding LLC (A)	6.750	04-15-29	213,000	211,194
Hightower Holding LLC (A)(B)	9.125	01-31-30	287,000	296,841
Jane Street Group (A)	6.750	05-01-33	2,790,000	2,863,054
Consumer finance 2.1%
Bread Financial Holdings, Inc. (A)	6.750	05-15-31	1,945,000	1,981,636
Credit Acceptance Corp. (A)	6.625	03-15-30	2,318,000	2,305,912
goeasy, Ltd. (A)	7.375	10-01-30	4,814,000	4,267,741
OneMain Finance Corp.	6.125	05-15-30	6,070,000	6,088,107
OneMain Finance Corp.	6.500	03-15-33	4,841,000	4,796,898
OneMain Finance Corp.	6.750	03-15-32	1,382,000	1,392,728
OneMain Finance Corp.	7.875	03-15-30	8,128,000	8,501,522
PHH Escrow Issuer LLC (A)	9.875	11-01-29	450,000	451,791
Rfna LP (A)(B)	7.875	02-15-30	1,369,000	1,362,844
Financial services 4.1%
Block, Inc.	3.500	06-01-31	6,287,000	5,903,446
Block, Inc. (A)	5.625	08-15-30	3,192,000	3,233,850
Block, Inc. (A)	6.000	08-15-33	2,554,000	2,595,339
Cobra AcquisitionCo LLC (A)(B)	6.375	11-01-29	284,000	245,679
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	170,000	171,700
CrossCountry Intermediate HoldCo LLC (A)	6.500	10-01-30	1,415,000	1,409,385
CrossCountry Intermediate HoldCo LLC (A)	6.750	12-01-32	1,977,000	1,956,754
Freedom Mortgage Corp. (A)	12.250	10-01-30	4,483,000	4,875,617
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	594,000	572,911
Freedom Mortgage Holdings LLC (A)(B)	7.875	04-01-33	1,465,000	1,443,989
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	1,881,000	1,895,108
ION Platform Finance US, Inc. (A)	5.750	05-15-28	1,284,000	1,203,055
ION Platform Finance US, Inc. (A)	7.875	09-30-32	1,418,000	1,136,979
ION Platform Finance US, Inc. (A)	9.500	05-30-29	1,787,000	1,678,584
Osaic Holdings, Inc. (A)	6.750	08-01-32	2,695,000	2,719,578
Osaic Holdings, Inc. (A)(B)	8.000	08-01-33	561,000	558,888
PennyMac Financial Services, Inc. (A)	6.750	02-15-34	2,820,000	2,788,019
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	2,290,000	2,303,101
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,138,000	2,140,369
Rocket Companies, Inc. (A)	6.125	08-01-30	11,523,000	11,822,068
Rocket Companies, Inc. (A)	6.375	08-01-33	3,044,000	3,146,034
Rocket Companies, Inc. (A)	6.500	08-01-29	3,458,000	3,552,642
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	2,612,000	2,746,084
Walker & Dunlop, Inc. (A)	6.625	04-01-33	1,195,000	1,181,153
Insurance 3.5%
Acrisure LLC (A)	7.500	11-06-30	5,162,000	5,253,140
Acrisure LLC (A)	8.500	06-15-29	1,432,000	1,428,711
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,000,000	4,046,032
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,813,000	$3,882,206
Alliant Holdings Intermediate LLC (A)(B)	7.375	10-01-32	1,852,000	1,831,214
Amynta Agency Borrower, Inc. (A)	7.500	07-15-33	489,000	479,018
Ardonagh Group Finance, Ltd. (A)	8.875	02-15-32	1,085,000	1,070,863
Asurion LLC (A)	8.000	12-31-32	4,544,000	4,772,600
Asurion LLC (A)	8.375	02-01-34	4,730,000	4,707,138
Baldwin Insurance Group Holdings LLC (A)(B)	7.125	05-15-31	2,245,000	2,252,364
Broadstreet Partners Group LLC (A)(B)	5.875	04-15-29	510,000	493,933
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	3,304,634
Howden UK Refinance PLC (A)(B)	7.250	02-15-31	3,096,000	3,138,242
Howden UK Refinance PLC (A)(B)	8.125	02-15-32	2,349,000	2,248,998
HUB International, Ltd. (A)	7.250	06-15-30	4,725,000	4,873,621
HUB International, Ltd. (A)(B)	7.375	01-31-32	2,964,000	3,016,833
Jones Deslauriers Insurance Management, Inc. (A)(B)	6.875	10-01-33	287,000	263,521
Panther Escrow Issuer LLC (A)	7.125	06-01-31	5,281,000	5,372,604
USI, Inc. (A)	7.500	01-15-32	430,000	440,107
Mortgage real estate investment trusts 0.6%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	4,318,000	4,602,699
Starwood Property Trust, Inc. (A)	5.250	10-15-28	3,040,000	3,054,616
Starwood Property Trust, Inc. (A)	5.750	01-15-31	1,680,000	1,697,558
Health care 7.4%				111,490,078
Biotechnology 0.2%
Genmab A/S (A)	6.250	12-15-32	1,433,000	1,487,200
Genmab A/S (A)	7.250	12-15-33	972,000	1,031,424
National Mentor Holdings, Inc. (A)	10.500	12-15-30	1,231,000	1,226,461
Health care equipment and supplies 1.0%
Medline Borrower LP (A)	5.250	10-01-29	8,578,000	8,577,319
Varex Imaging Corp. (A)	7.875	10-15-27	5,622,000	5,728,677
Health care providers and services 4.1%
Acadia Healthcare Company, Inc. (A)(B)	7.375	03-15-33	4,295,000	4,433,935
Accendra Health, Inc. (A)(B)	4.500	03-31-29	341,000	216,206
Accendra Health, Inc. (A)	6.625	04-01-30	393,000	189,087
AdaptHealth LLC (A)	4.625	08-01-29	5,609,000	5,381,752
AMN Healthcare, Inc. (A)	4.000	04-15-29	3,534,000	3,365,806
AMN Healthcare, Inc. (A)	6.500	01-15-31	1,979,000	1,987,062
AthenaHealth Group, Inc. (A)	6.500	02-15-30	1,663,000	1,563,661
Community Health Systems, Inc. (A)	5.250	05-15-30	3,383,000	3,250,495
Community Health Systems, Inc. (A)	6.125	04-01-30	878,000	776,249
Community Health Systems, Inc. (A)(B)	6.875	04-15-29	884,000	853,950
Community Health Systems, Inc. (A)	10.875	01-15-32	1,981,000	2,146,861
DaVita, Inc. (A)	3.750	02-15-31	4,428,000	4,137,934
DaVita, Inc. (A)	4.625	06-01-30	6,250,000	6,118,291
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,756,443
MPH Acquisition Holdings LLC (A)(B)	5.750	12-31-30	538,000	394,413
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)(B)	6.750	03-31-31	533,995	341,757
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	451,000	401,390
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)(B)	9.781	02-15-30	583,191	545,284
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	2,555,000	2,459,302
Surgery Center Holdings, Inc. (A)(B)	7.250	04-15-32	846,000	844,974
TEAM Services Holding, Inc. (A)	9.000	02-15-33	1,412,000	1,381,162
Tenet Healthcare Corp.	4.375	01-15-30	3,567,000	3,502,003
Tenet Healthcare Corp.	5.125	11-01-27	3,033,000	3,034,766
Tenet Healthcare Corp. (A)(B)	6.000	11-15-33	3,329,000	3,440,288
Tenet Healthcare Corp.	6.125	10-01-28	1,589,000	1,592,667
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp.	6.750	05-15-31	3,442,000	$3,573,741
Pharmaceuticals 2.1%
Bausch Health Americas, Inc. (A)(B)	8.500	01-31-27	455,000	450,906
Bausch Health Companies, Inc. (A)	5.000	01-30-28	328,000	285,360
Bausch Health Companies, Inc. (A)	5.250	02-15-31	861,000	561,803
Bausch Health Companies, Inc. (A)(B)	6.250	02-15-29	826,000	652,540
Bausch Health Companies, Inc. (A)	10.000	04-15-32	9,975,000	10,315,473
Bausch Health Companies, Inc. (A)	14.000	10-15-30	272,000	273,363
Endo Finance Holdings LP (A)(B)	8.500	04-15-31	5,511,000	5,857,052
IQVIA, Inc. (A)	6.500	05-15-30	4,863,000	5,000,200
Organon & Company (A)	4.125	04-30-28	5,994,000	5,884,103
Organon & Company (A)	5.125	04-30-31	1,541,000	1,369,341
Perrigo Finance Unlimited Company	5.150	06-15-30	581,000	562,194
Perrigo Finance Unlimited Company	6.125	09-30-32	549,000	537,183
Industrials 11.8%				176,529,400
Aerospace and defense 1.9%
Axon Enterprise, Inc. (A)	6.125	03-15-30	1,417,000	1,460,397
Axon Enterprise, Inc. (A)	6.250	03-15-33	1,416,000	1,467,711
Carpenter Technology Corp. (A)(B)	5.625	03-01-34	1,121,000	1,143,060
Efesto Bidco SpA Efesto US LLC (A)	7.500	02-15-32	804,000	823,269
TransDigm, Inc.	4.875	05-01-29	9,413,000	9,396,471
TransDigm, Inc. (A)(B)	6.125	07-31-34	2,871,000	2,916,178
TransDigm, Inc. (A)	6.375	03-01-29	4,563,000	4,687,027
TransDigm, Inc. (A)	6.750	01-31-34	3,868,000	4,014,138
TransDigm, Inc. (A)	7.125	12-01-31	3,270,000	3,427,258
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	1,000,000	1,061,223
Building products 1.0%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,241,000	1,183,566
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,870,000	3,976,388
Builders FirstSource, Inc. (A)	6.750	05-15-35	2,738,000	2,857,280
Clearway Energy Operating LLC (A)	5.750	01-15-34	1,425,000	1,443,777
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (A)	12.750	01-15-31	336,000	301,718
FXI Holdings, Inc. (A)(B)	11.000	11-15-30	143,000	132,368
JELD-WEN, Inc. (A)(B)	7.000	09-01-32	5,082,000	2,744,280
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,802,000	1,816,958
Commercial services and supplies 2.8%
Albion Financing 1 Sarl (A)	7.000	05-21-30	3,060,000	3,204,594
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,677,000	3,642,086
Allied Universal Holdco LLC (A)	6.875	06-15-30	6,108,000	6,357,524
Allied Universal Holdco LLC (A)	7.875	02-15-31	4,533,000	4,789,153
Anagram Holdings LLC (0.000% Cash and 10.000% PIK) (A)(E)(G)	10.000	08-15-26	100,555	0
Cimpress PLC (A)(B)	7.375	09-15-32	1,259,000	1,266,593
Clean Harbors, Inc. (A)(B)	5.750	10-15-33	1,412,000	1,445,374
Clean Harbors, Inc. (A)	6.375	02-01-31	2,996,000	3,076,065
Garda World Security Corp. (A)	8.250	08-01-32	2,301,000	2,351,937
Garda World Security Corp. (A)	8.375	11-15-32	1,673,000	1,713,480
The Brink’s Company (A)	6.500	06-15-29	1,064,000	1,095,706
The GEO Group, Inc.	10.250	04-15-31	6,585,000	7,070,487
VT Topco, Inc. (A)(B)	8.500	08-15-30	4,463,000	4,433,642
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,809,452
Construction and engineering 1.1%
Arcosa, Inc. (A)	4.375	04-15-29	3,255,000	3,206,001
Brand Industrial Services, Inc. (A)	10.375	08-01-30	1,408,000	1,314,890
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	4,104,000	$4,180,611
Dycom Industries, Inc. (A)	4.500	04-15-29	4,671,000	4,599,313
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,677,000	3,676,122
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30	3,613,000	3,739,437
EMRLD Borrower LP (A)	6.750	07-15-31	3,184,000	3,319,995
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	1,723,000	1,812,946
Machinery 0.9%
Columbus McKinnon Corp. (A)	7.125	02-01-33	1,133,000	1,164,792
Enpro, Inc. (A)	6.125	06-01-33	987,000	1,018,631
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	2,057,000	2,129,736
LSF12 Helix Parent LLC (A)	7.125	02-01-33	132,000	132,513
Madison IAQ LLC (A)(B)	5.875	06-30-29	732,000	730,247
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	3,377,000	3,391,204
Synergy Infrastructure Holdings LLC (A)	7.875	12-01-30	559,000	582,297
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,866,000	3,864,431
Passenger airlines 0.6%
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	7,091,000	7,206,199
OneSky Flight LLC (A)	8.875	12-15-29	1,490,000	1,585,768
U.S. Airways Group, Inc. (E)(G)	0.000	06-01-12	606,056	0
Professional services 0.6%
Amentum Holdings, Inc. (A)	7.250	08-01-32	1,155,000	1,210,248
CACI International, Inc. (A)	6.375	06-15-33	3,448,000	3,549,689
TriNet Group, Inc. (A)	7.125	08-15-31	4,428,000	4,295,836
Trading companies and distributors 2.2%
Boise Cascade Company (A)(B)	4.875	07-01-30	3,651,000	3,640,234
FTAI Aviation Investors LLC (A)	7.000	06-15-32	5,818,000	6,107,172
Herc Holdings, Inc. (A)	5.750	03-15-31	868,000	879,910
Herc Holdings, Inc. (A)	6.625	06-15-29	2,564,000	2,647,325
Herc Holdings, Inc. (A)	7.000	06-15-30	2,839,000	2,975,037
United Rentals North America, Inc.	3.875	02-15-31	3,215,000	3,097,472
United Rentals North America, Inc.	4.000	07-15-30	4,338,000	4,220,770
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,804,000	4,938,651
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,435,000	1,496,161
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,687,000	2,706,602
Information technology 5.6%				83,737,206
Communications equipment 0.3%
Cooper-Standard Automotive, Inc. (A)	9.250	03-01-31	754,000	756,126
EchoStar Corp.	10.750	11-30-29	2,959,000	3,231,062
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,434,000	1,437,591
Zebra Technologies Corp. (A)	6.500	06-01-32	1,052,000	1,078,271
IT services 0.5%
CoreWeave, Inc. (A)	9.000	02-01-31	1,364,000	1,316,078
CoreWeave, Inc. (A)	9.250	06-01-30	2,332,000	2,284,077
Virtusa Corp. (A)	7.125	12-15-28	4,404,000	3,857,328
Semiconductors and semiconductor equipment 1.0%
Amkor Technology, Inc. (A)	5.875	10-01-33	844,000	861,251
Kioxia Holdings Corp. (A)(B)	6.250	07-24-30	6,347,000	6,590,115
ON Semiconductor Corp. (A)	3.875	09-01-28	2,026,000	1,983,269
Qnity Electronics, Inc. (A)	5.750	08-15-32	1,725,000	1,764,962
Qnity Electronics, Inc. (A)	6.250	08-15-33	3,136,000	3,256,107
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 3.1%
Cloud Software Group, Inc. (A)	6.500	03-31-29	4,884,000	$4,789,626
Cloud Software Group, Inc. (A)(B)	6.625	08-15-33	1,533,000	1,446,840
Cloud Software Group, Inc. (A)	8.250	06-30-32	8,557,000	8,564,169
Cloud Software Group, Inc. (A)	9.000	09-30-29	6,174,000	6,045,884
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,182,000	4,151,013
Flash Compute LLC (A)	7.250	12-31-30	1,172,000	1,199,681
McAfee Corp. (A)(B)	7.375	02-15-30	1,417,000	1,159,382
NCR Voyix Corp. (A)	5.125	04-15-29	512,000	502,355
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,268,950
Open Text Corp. (A)	3.875	02-15-28	3,664,000	3,492,681
Open Text Holdings, Inc. (A)	4.125	02-15-30	3,746,000	3,375,950
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	1,041,000	752,626
Rocket Software, Inc. (A)(B)	6.500	02-15-29	404,000	338,230
UKG, Inc. (A)	6.875	02-01-31	6,481,000	6,287,534
WULF Compute LLC (A)	7.750	10-15-30	1,462,000	1,548,278
Technology hardware, storage and peripherals 0.5%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	2,647,000	2,791,844
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	2,268,000	2,320,221
Seagate Data Storage Technology Pte, Ltd. (A)	8.250	12-15-29	1,711,000	1,805,377
Xerox Corp. (A)	10.250	10-15-30	370,000	266,400
Xerox Corp. (A)	13.500	04-15-31	498,000	261,139
Xerox Holdings Corp. (A)	5.500	08-15-28	2,508,000	952,789
Materials 7.7%				116,170,385
Chemicals 2.4%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,362,274
Celanese US Holdings LLC	7.000	02-15-31	1,108,000	1,141,230
Celanese US Holdings LLC	7.050	11-15-30	5,431,000	5,790,500
Celanese US Holdings LLC (B)	7.375	02-15-34	1,108,000	1,138,265
Consolidated Energy Finance SA (A)(B)	12.000	02-15-31	804,000	695,460
FMC Corp.	3.450	10-01-29	685,000	604,743
FMC Corp. (B)	5.650	05-18-33	486,000	426,576
Huntsman International LLC	4.500	05-01-29	857,000	820,972
INEOS Finance PLC (A)(B)	6.750	05-15-28	1,440,000	1,333,493
INEOS Quattro Finance 2 PLC (A)(B)	9.625	03-15-29	391,000	335,283
Mativ Holdings, Inc. (A)(B)	8.000	10-01-29	283,000	279,296
Olympus Water US Holding Corp. (A)	4.250	10-01-28	1,500,000	1,458,435
Olympus Water US Holding Corp. (A)(B)	6.250	10-01-29	281,000	274,705
Olympus Water US Holding Corp. (A)(B)	6.750	08-01-32	4,245,000	4,178,822
Olympus Water US Holding Corp. (A)	7.250	02-15-33	1,436,000	1,429,492
SCIH Salt Holdings, Inc. (A)	6.625	05-01-29	505,000	503,738
Solstice Advanced Materials, Inc. (A)	5.625	09-30-33	1,691,000	1,709,298
The Chemours Company (A)	5.750	11-15-28	748,000	752,349
The Chemours Company (A)(B)	8.000	01-15-33	374,000	380,375
The Scotts Miracle-Gro Company	4.000	04-01-31	4,150,000	3,923,653
Tronox, Inc. (A)(B)	4.625	03-15-29	817,000	631,690
WR Grace Holdings LLC (A)	5.625	08-15-29	816,000	781,676
WR Grace Holdings LLC (A)	6.625	08-15-32	1,980,000	2,003,021
WR Grace Holdings LLC (A)	7.000	08-01-33	1,700,000	1,730,855
Construction materials 0.7%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,030,000	1,070,477
Quikrete Holdings, Inc. (A)	6.750	03-01-33	3,771,000	3,919,789
Standard Building Solutions, Inc. (A)	5.875	03-15-34	1,232,000	1,228,997
Standard Industries, Inc. (A)(B)	4.375	07-15-30	4,376,000	4,221,702
White Cap Supply Holdings LLC (A)	7.375	11-15-30	443,000	449,794
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 2.4%
Ardagh Group SA (A)(B)	9.500	12-01-30	3,661,816	$3,965,443
Ardagh Group SA (5.500% Cash and 6.500% PIK) (A)(B)	12.000	12-01-30	7,670,000	7,411,138
Ardagh Metal Packaging Finance USA LLC (A)	4.000	09-01-29	739,000	705,328
Ardagh Metal Packaging Finance USA LLC (A)	6.250	01-30-31	573,000	586,474
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32	2,269,000	2,286,132
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	4,444,000	4,512,127
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	1,724,000	1,716,401
Owens-Brockway Glass Container, Inc. (A)(B)	7.250	05-15-31	7,934,000	8,021,702
Sealed Air Corp. (A)	6.125	02-01-28	1,924,000	1,950,730
Sealed Air Corp. (A)	6.875	07-15-33	3,213,000	3,321,240
Trivium Packaging Finance BV (A)	8.250	07-15-30	748,000	801,336
Trivium Packaging Finance BV (A)(B)	12.250	01-15-31	427,000	470,153
Metals and mining 1.9%
Alcoa Nederland Holding BV (A)(B)	4.125	03-31-29	3,292,000	3,237,379
Amsted Industries, Inc. (A)	6.375	03-15-33	1,434,000	1,490,269
Champion Iron Canada, Inc. (A)	7.875	07-15-32	1,101,000	1,171,008
Cleveland-Cliffs, Inc. (A)	7.000	03-15-32	4,345,000	4,412,895
Cleveland-Cliffs, Inc. (A)(B)	7.500	09-15-31	4,362,000	4,552,824
Commercial Metals Company (A)	5.750	11-15-33	847,000	864,181
Fortescue Treasury Pty, Ltd. (A)	4.500	09-15-27	2,307,000	2,305,074
Fortescue Treasury Pty, Ltd. (A)	5.875	04-15-30	2,104,000	2,166,926
Kaiser Aluminum Corp. (A)	5.875	03-01-34	2,226,000	2,250,793
Midwest Vanadium Proprietary, Ltd. (A)(E)	13.250	02-15-18	1,951,648	10,754
Northwest Acquisitions ULC (A)(E)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	3,896,000	3,775,632
Novelis Corp. (A)	6.375	08-15-33	2,269,000	2,293,696
Paper and forest products 0.3%
Magnera Corp. (A)(B)	7.250	11-15-31	5,429,000	5,313,779
Real estate 3.1%				46,981,972
Health care REITs 0.3%
Diversified Healthcare Trust (B)	4.750	02-15-28	359,000	351,050
Diversified Healthcare Trust (A)	7.250	10-15-30	846,000	879,744
MPT Operating Partnership LP	3.500	03-15-31	912,000	697,443
MPT Operating Partnership LP (B)	4.625	08-01-29	644,000	556,410
MPT Operating Partnership LP (B)	5.000	10-15-27	990,000	970,005
MPT Operating Partnership LP (A)	8.500	02-15-32	1,523,000	1,630,033
Hotel and resort REITs 0.5%
Service Properties Trust	3.950	01-15-28	283,000	269,877
Service Properties Trust (B)	4.950	10-01-29	552,000	501,365
Service Properties Trust	5.500	12-15-27	436,000	436,930
Service Properties Trust (A)(H)	5.889	09-30-27	570,000	519,887
Service Properties Trust	8.375	06-15-29	676,000	709,482
Service Properties Trust (A)	8.625	11-15-31	974,000	1,024,520
Service Properties Trust (B)	8.875	06-15-32	487,000	488,825
XHR LP (A)	6.625	05-15-30	3,017,000	3,128,451
Real estate management and development 0.8%
Anywhere Real Estate Group LLC (A)(B)	5.250	04-15-30	597,000	564,696
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	1,943,471	1,964,546
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	2,779,000	2,994,403
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)(E)	13.000	09-12-30	1,764,910	529,473
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,895,000	4,069,983
The Howard Hughes Corp. (A)	5.875	03-01-32	855,000	854,571
The Howard Hughes Corp. (A)	6.125	03-01-34	855,000	853,229
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs 1.5%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,982,000	$3,852,786
Iron Mountain, Inc. (A)	4.875	09-15-29	8,669,000	8,590,203
Millrose Properties, Inc. (A)	6.375	08-01-30	1,491,000	1,529,617
Outfront Media Capital LLC (A)	4.250	01-15-29	2,249,000	2,206,696
Outfront Media Capital LLC (A)	7.375	02-15-31	2,602,000	2,735,463
Uniti Group LP (A)	6.500	02-15-29	1,383,000	1,345,081
Uniti Group LP (A)(B)	8.625	06-15-32	423,000	429,010
Uniti Group LP (A)	8.625	06-15-32	2,266,000	2,298,193
Utilities 2.7%				40,859,836
Electric utilities 1.1%
NRG Energy, Inc. (A)	3.625	02-15-31	5,973,000	5,638,073
NRG Energy, Inc. (A)	5.750	01-15-34	5,661,000	5,738,590
VoltaGrid LLC (A)	7.375	11-01-30	2,781,000	2,903,896
XPLR Infrastructure Operating Partners LP (A)	7.750	04-15-34	1,694,000	1,756,426
Independent power and renewable electricity producers 1.6%
Alpha Generation LLC (A)	6.250	01-15-34	1,114,000	1,131,275
Alpha Generation LLC (A)	6.750	10-15-32	2,125,000	2,207,913
ContourGlobal Power Holdings SA (A)	6.750	02-28-30	4,589,000	4,726,670
Lightning Power LLC (A)	7.250	08-15-32	3,547,000	3,765,715
Talen Energy Supply LLC (A)	6.250	02-01-34	4,232,000	4,306,461
Talen Energy Supply LLC (A)	8.625	06-01-30	4,623,000	4,864,330
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	2,948,000	2,963,162

TransAlta Corp.	5.875	02-01-34	852,000	857,325
Term loans (I) 1.2%				$17,717,560
(Cost $23,618,002)
Communication services 0.6%				9,339,138
Interactive media and services 0.4%
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	5,848,000	6,131,628
Media 0.2%
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.586	02-19-30	4,334,473	3,207,510
Consumer discretionary 0.5%				7,084,308
Hotels, restaurants and leisure 0.5%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.938	06-29-29	7,667,000	7,084,308
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (E)(G)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (E)(G)	0.000	06-06-21	1,618,638	0
Materials 0.1%				1,294,114
Chemicals 0.1%
Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	6.434	05-03-28	5,654,987	1,035,598
Metals and mining 0.0%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) (G)	10.000	12-17-33	537,343	258,516

Collateralized mortgage obligations 0.1%				$1,261,018
(Cost $0)
Commercial and residential 0.1%				1,261,018
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	28,626,719	448,229
Series 2007-4, Class ES IO	0.350	07-19-37	29,090,187	448,030

Series 2007-6, Class ES IO (A)	0.343	08-19-37	31,796,101	364,759
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 0.3%				$5,715,130
(Cost $5,230,758)
Asset-backed securities 0.3%				5,715,130
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,007,804	3,990,633
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	1,653,486	1,724,497

	Shares	Value
Common stocks 0.0%		$22,002
(Cost $7,200,876)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (G)(J)	11,688	0
New Cotai, Inc., Class B (G)(J)(K)	11	0
Energy 0.0%		22,002
Energy equipment and services 0.0%
TPT Acquisition, Inc. (G)(J)	2,560	0
Oil, gas and consumable fuels 0.0%
KCAD Holdings I, Ltd. (G)(J)(K)	752,218,031	752
MWO Holdings LLC (G)(J)	1,134	0

Permian Production (G)(J)	35,417	21,250
Preferred securities 0.5%		$6,519,275
(Cost $9,675,937)
Financials 0.4%		5,642,806
Insurance 0.4%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	224,813	5,642,806
Industrials 0.1%		876,469
Construction and engineering 0.1%

Glasstech, Inc., Series A (G)(J)(K)	143	131,560

Glasstech, Inc., Series B (G)(J)(K)	4,475	744,909
Escrow shares 0.0%		$6,398
(Cost $0)
Arctic Canadian Diamonds Holding Units (G)(J)	518	6,398

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Green Field Energy Services, Inc. (G)(J)	250,000	0
Green Field Energy Services, Inc. (G)(J)	6,000	0
Magellan Health, Inc. (G)(J)	4,380,000	0

	Yield (%)	Shares	Value
Short-term investments 9.7%			$146,304,348
(Cost $146,312,337)
Short-term funds 9.7%			146,304,348
John Hancock Collateral Trust (L)	3.5447(M)	14,626,047	146,304,348

Total investments (Cost $1,614,200,433) 105.7%	$1,589,281,887
Other assets and liabilities, net (5.7%)	(85,348,063)
Total net assets 100.0%	$1,503,933,824

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
14	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,250,038,000 or 83.1% of the fund’s net assets as of 2-28-26.
(B)	All or a portion of this security is on loan as of 2-28-26. The value of securities on loan amounted to $105,865,039.
(C)	Non-callable perpetual bond.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $109,997,895.
(M)	The rate shown is the annualized seven-day yield as of 2-28-26.
The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	89.2%
Luxembourg	2.6%
Canada	2.3%
Japan	1.6%
United Kingdom	1.1%
Other countries	3.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	15

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	303,487	EUR	260,000	JPM	3/18/2026	—	$(3,952)
						—	$(3,952)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	3.323%	33,660,000	USD	$33,660,000	5.000%	Quarterly	Dec 2030	$2,612,175	$3,558	$2,615,733
					$33,660,000				$2,612,175	$3,558	$2,615,733

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
16	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$1,411,736,156	—	$1,411,736,156	—
Term loans	17,717,560	—	17,459,044	$258,516
Collateralized mortgage obligations	1,261,018	—	1,261,018	—
Asset-backed securities	5,715,130	—	5,715,130	—
Common stocks	22,002	—	—	22,002
Preferred securities	6,519,275	$5,642,806	—	876,469
Escrow shares	6,398	—	—	6,398
Escrow certificates	—	—	—	—
Short-term investments	146,304,348	146,304,348	—	—
Total investments in securities	$1,589,281,887	$151,947,154	$1,436,171,348	$1,163,385
Derivatives:
Assets
Swap contracts	$2,615,733	—	$2,615,733	—
Liabilities
Forward foreign currency contracts	(3,952)	—	(3,952)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	14,626,047	$99,803,635	$606,600,733	$(560,095,355)	$4,635	$(9,300)	$1,127,274	—	$146,304,348
|	17

Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$131,560
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	744,909
KCAD Holdings I, Ltd.	3-21-11[2]	6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	752
New Cotai, Inc., Class B	4-12-13[2]	0	11	—	—	11	0.0%	0
								$877,221

[1]	Less than 0.05%.
[2]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II High Yield Fund which took place after market close on 2-7-25.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
18	|